FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2007

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: COLI VUL-2 SERIES ACCOUNT OF FIRST GREAT-WEST

LIFE & ANNUITY INSURANCE COMPANY

B.	File Number: 811-22091
C.	Telephone Number: 303-737-3000

2.	A.	Street: 50 MAIN STREET, 9th FLOOR
B.	City: NEW YORK
C.	State: NY
D.	Zip Code: 10606
E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)?	N
(If yes, complete only 89-110)

6.	Is Registrant a unit investment trust (UIT)?	Y
(If yes, complete only 111 through 132)

111.	A. First Great-West Life & Annuity Insurance Company

B.

C. White Plains, NY 10606

112.

113.

114.	A.	GWFS Equities, Inc.
B.	8-033854
C.	Greenwood Village, CO 80111

115.	A.	Deloitte & Touche LLP
B.	Denver, CO 80202

116.	A.	Y
B.	GREAT-WEST

117.	A.	Y
B.	Y

C.	N
D.	N
E.	N

118.	1

119.	0

120.

121.     1

(For UITs, per instruction to #118, if there is a single separate account that invests in several underlying funds, then answer should be “1.”)

122.	1

123.	$0

124.

125.	$0

126.	$0

127.	A.
B.
C.
D.
E.
F.
G.
H.
I
J.	1	$0	$
K.
L.	1	$0	$

128.	N

131.	$0

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of: Colorado	Date: 02/26/2008

Name of Registrant, Depositor, or Trustee:

COLI VUL-2 SERIES ACCOUNT OF FIRST GREAT-WEST

LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Julie J. Collett	Witness: /s/ Susan E. Campbell
Julie J. Collett	Susan E. Campbell
Senior Counsel	Senior Paralegal